ACQUISTION AND DIVESTITURE ACTIVITY (Tables)	12 Months Ended
Dec. 31, 2015
Deconsolidation (Tables) [Abstract]
Schedule Of Deconsolidation [Text Block]
DECONSOLIDATION OF SUBSIDIARIES
(Dollars in millions)
	Years ended December 31,
	2014	2013
Proceeds, net of transaction costs(1)	$152	$169
Cash	(10)	―
Restricted cash	(5)	―
Other current assets	(23)	―
Property, plant and equipment, net	(1,557)	(727)
Other assets	(65)	(102)
Accounts payable and accrued expenses	188	―
Due to affiliate	39	―
Long-term debt, including current portion	251	443
Other liabilities	12	50
Accumulated other comprehensive income	(7)	―
Gain on sale of equity interests(2)	(60)	(40)
(Increase) in equity method investments upon
deconsolidation	$(1,085)	$(207)
(1)	Transaction costs were negligible in 2014 and $6 million in 2013.
(2)	Included in Gain on Sale of Equity Interests and Assets on our Consolidated Statements of Operations.